Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
FundX ETF
Account Value [Line Items]
Line Graph and Table Measure Name	FundX ETF (at NAV)
Account Value	$ 24,821	$ 17,852	$ 15,994	$ 20,628	$ 17,246	$ 14,671	$ 14,483	$ 12,254	$ 10,707	$ 9,909	$ 10,000
FundX Aggressive ETF
Account Value [Line Items]
Line Graph and Table Measure Name	FundX Aggressive ETF (at NAV)
Account Value	$ 22,507	16,793	14,609	17,937	16,126	13,366	13,786	11,662	10,722	9,867	10,000
FundX Conservative ETF
Account Value [Line Items]
Line Graph and Table Measure Name	FundX Conservative ETF (at NAV)
Account Value	$ 18,807	15,086	14,509	16,600	14,332	13,522	13,151	11,821	10,631	9,879	10,000
FundX Flexible ETF
Account Value [Line Items]
Line Graph and Table Measure Name	FundX Flexible ETF (at NAV)
Account Value	$ 12,127	11,014	10,886	12,210	11,240	11,507	11,104	10,963	10,468	9,888	10,000
Morningstar Global Market Large Mid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid Index
Account Value	$ 24,372	18,553	15,369	19,451	15,253	13,845	13,661	12,440	10,485	9,369	10,000
Morningstar Global Market Large Mid Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Market Large Mid Index
Account Value	$ 24,372	18,553	15,369	19,451	15,253	13,845	13,661	12,440	10,485	9,369	10,000
60/40 S&P 500 TR and Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60/40 S&P 500 TR and Bloomberg Aggregate Bond Index
Account Value	$ 23,433	18,600	16,459	19,329	16,532	14,695	13,721	12,475	11,249	10,095	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 10,760	$ 10,691	$ 12,518	$ 12,632	$ 11,807	$ 10,705	$ 10,836	$ 10,829	$ 10,294	$ 10,000